Inventories and other current intangibles (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 99	£ 78
Raw materials and consumables	184	190
Current intangible assets – emission allowances	87	73
Inventories and current intangible assets	370	341
Inventory valuation reserve	£ 20	£ 18